Application of New and Revised International Financial Reporting Standards (IFRS) (Tables)	12 Months Ended
Dec. 31, 2018
Application of New and Revised International Financial Reporting Standards (IFRS) [Abstract]
Schedule of financial statements
Description	Effective for annual periods beginning on or after
IFRS 15 - Revenue from Contracts with Customers	January 01, 2018
IFRS 9 - Financial Instruments	January 01, 2018
IFRIC 22 - Foreign Currency Transactions and Advance Consideration	January 01, 2018
Amendments to IAS 40 Transfers of Investment Property;	January 01, 2018